Restricted Cash (Tables)	6 Months Ended
Jun. 30, 2020
Cash and Cash Equivalents [Abstract]
Schedule of Reconciliation of Cash, Cash Equivalents and Restricted Cash

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported in the balance sheets that sum to the total of the same amounts shown in the statement of cash flows.

	As of June 30,
	2020	2019
Cash and cash equivalents	$1,563,926	$4,465,336
Restricted cash	810,055	810,055
Total cash, cash equivalents, and restricted cash in the balance sheets	$2,373,981	$5,275,391